INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2013
INCOME TAXES [Abstract]
Schedule of Income Before Taxes

The Group's consolidated income/(loss) before income tax expenses/(benefit) consisted of:

	For the year ended December 31,
	2011	2012	2013

Cayman	(30,010,398)	8,452,012	(8,121,177)
PRC	80,657,817	(18,142,299)	(104,847,452)
Total	50,647,419	(9,690,287)	(112,968,629)

Schedule of Income Tax Expense (Benefit)

Income tax expense/(benefit) attributable to income/(loss) from operations consisted of:

	For the year ended December 31,
	2011	2012	2013
Current	16,173,522	17,461,835	30,828,412
Deferred	(5,427,774)	(33,478,109)	28,651,891
Total	10,745,748	(16,016,274)	59,480,303

Schedule of Components of Deferred Income Tax Expense (Benefit)

The significant components of deferred income tax expense/(benefit) attributable to income/(loss) from operations for the years ended December 31, 2011, 2012 and 2013 were as follows:

	For the year ended December 31,
	2011	2012	2013
Deferred income tax benefit (excluding decrease in the valuation allowance for deferred tax assets)	(5,180,693)	(33,558,246)	(62,942,286)
Increase/(decrease) in the valuation allowance for deferred tax assets	(247,081)	80,137	91,594,177
Deferred income tax expense/(benefit)	(5,427,774)	(33,478,109)	28,651,891

Schedule of Effective Income Tax Rate Reconciliation

Income tax expense/(benefit) differed from the amounts computed by applying the PRC corporate income tax rate of 25% for 2011, 2012 and 2013 to pretax income/(loss) from operations as a result of the following:

	For the year ended December 31,
	2011	2012	2013
Computed expected tax expense/(benefit) at PRC statutory rates	12,661,855	(2,422,822)	(28,242,157)
Increase (reduction) in income taxes resulting from:
Change in the valuation allowance for deferred tax assets allocated to income tax expense	(247,081)	80,137	91,594,177
Adjustment to deferred tax assets and liabilities for changes in enacted tax rates	264,341	(11,564,098)	(20,260,561)
Expired net operating loss carry forwards	135,631	49,255	30,020
Effect of differing tax rates in jurisdictions inside the PRC	(8,355,753)	1,274,237	10,949,401
Effect of differing tax rates in jurisdictions outside PRC	7,508,369	(2,067,506)	2,187,827
Prior year tax return true up	(1,802,466)	(1,810,759)	(624,609)
Non deductible entertainment expenses	137,064	170,020	249,362
Non deductible allowance for doubtful accounts	397,702	294,435	685,320
Non deductible share-based compensation cost	-	-	709,413
PRC tax payment after examination	-	-	1,863,825
Others	46,086	(19,173)	338,285
Income tax expense/(benefit)	10,745,748	(16,016,274)	59,480,303

Schedule of Deferred Tax Assets and Liabilities

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities are presented below.

Deferred tax assets, current

	December 31,
	2012	2013
Deferred tax assets, current:
eCoupon program virtual cash liability	8,564,159	26,151,217
Accrued expenses	6,798,900	12,213,168
Total gross deferred tax assets, current	15,363,059	38,364,385
Less: valuation allowance	(20,694)	(31,760,316)
Net deferred tax assets, current	15,342,365	6,604,069

Deferred tax assets, non-current

	December 31,
	2012	2013
Deferred tax assets, non-current:
Operating loss carryforwards	3,432,589	2,655,432
Property and equipment	251,204	312,948
Advertising and promotional fee	27,936,088	68,609,102
Total gross deferred tax assets, non-current	31,619,881	71,577,482
Less: valuation allowance	(582,661)	(60,437,216)
Net deferred tax assets, non-current	31,037,220	11,140, 266

Deferred tax liabilities, non-current:
Acquisition of 2013 Acquired Company	-	1,976,463
Software capitalization	40,591	57,236
Total deferred tax liabilities, non-current	40,591	2,033,699